CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONDENSED STATEMENTS OF OPERATIONS
REVENUES	$ 117,029,154	$ 117,908,416	$ 123,571,455
COST OF GOODS SOLD	100,932,528	102,197,994	110,250,876
GROSS PROFIT	16,096,626	15,710,422	13,320,579
Selling expenses	(734,159)	(986,378)	(772,383)
General and administrative expenses	(6,376,383)	(4,478,413)	(6,340,584)
Total Operating Expenses	(7,110,542)	(5,464,791)	(7,112,967)
LOSS FROM OPERATIONS	8,986,084	10,245,631	6,207,612
Financial expenses, net	2,827,138	2,823,952	2,401,268
INCOME BEFORE INCOME TAX	6,249,530	7,793,573	4,714,285
INCOME TAX	926,048	1,180,167	578,727
NET INCOME	5,323,482	6,613,406	4,135,558
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	(6,975,100)	(5,829,470)	779,135
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(6,975,100)	(5,829,470)	779,135
COMPREHENSIVE INCOME	(2,151,127)	67,334	4,638,011
Ossen Innovation Co., Ltd [Member]
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
COST OF GOODS SOLD
GROSS PROFIT
Selling expenses
General and administrative expenses	279,893	198,753	201,439
Total Operating Expenses	279,893	198,753	201,439
LOSS FROM OPERATIONS	(279,893)	(198,753)	(201,439)
Financial expenses, net	184	272	219
Equity in income of subsidiaries	5,104,050	6,095,829	4,060,534
INCOME BEFORE INCOME TAX	4,823,973	5,896,804	3,858,876
INCOME TAX
NET INCOME	4,823,973	5,896,804	3,858,876
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	(6,975,100)	(5,829,470)	779,135
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(6,975,100)	(5,829,470)	779,135
COMPREHENSIVE INCOME	$ (2,151,127)	$ 67,334	$ 4,638,011